Financial instruments (Tables)	12 Months Ended
Jun. 30, 2022
Financial instruments [Abstract]
Managing Liquidity Risk by Continually Monitoring Forecast and Actual Cash Flows
The Group manages liquidity risk by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short and long-term cash flow projections are prepared periodically and submitted to the Board.

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated – 2022
Payables	4.6	12,752	-	-	-	12,752
Lease Liabilities	4.6	243	126	-	-	369
Total		12,995	126	-	-	13,121

Consolidated – 2021
Payables	4.6	6,630	-	-	-	6,630
Lease Liabilities	4.6	251	79	-	-	330
Total		6,881	79	-	-	6,960

Financial Assets and Liabilities
The Company operates bank accounts in US Dollars. Over 46% of the Company’s cash reserves are held in US Dollars.

	Average rate for the year ended June 30 2022	Spot rate at the end of the reporting period 2022
Exchange rates applied during the year:
AUD / USD	0.7238	0.6896

	2022	2021
Financial instruments denominated in United States dollars	A$’000	A$’000
Financial assets
Cash	63,334	61,992
Trade and other receivables	29	32
Financial liabilities
Trade and other payables	12,163	5,954
Lease liabilities	270	118